Stockholders' Equity - Additional Information (Detail) - USD ($)	Jun. 30, 2015	Sep. 16, 2013
Share Repurchases [Line Items]
Amount available for repurchase under the current share repurchase program approved by the company's Board of Directors		$ 40,000,000,000
Unused amount of share repurchase program	$ 21,900,000,000